Consolidated Statement of Equity - USD ($) $ in Millions		Total	Common Stock		Retained Earnings	Acc. Other Comprehensive Income (Loss)	Treasury Stock (at cost)	Chevron Corp. Stockholders' Equity	Noncontrolling Interests
Beginning balance at Dec. 31, 2020		$ 132,726	$ 18,421	[1]	$ 160,377	$ (5,612)	$ (41,498)	$ 131,688	$ 1,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock transactions		315	315	[1]				315
Acquisitions		46	138	[1]	(148)		377	367	(321)
Net Income (Loss)		15,689			15,625			15,625	64
Cash dividends		(10,232)			(10,179)			(10,179)	(53)
Stock dividends		(3)			(3)			(3)
Other comprehensive income		1,723				1,723		1,723
Purchases of treasury shares2		(1,383)					(1,383)	(1,383)
Issuances of treasury shares		1,040					1,040	1,040
Other changes, net		19			(126)			(126)	145
Ending balance at Dec. 31, 2021		139,940	$ 18,874	[1]	165,546	(3,889)	$ (41,464)	139,067	873
Beginning balance, shares issued (in shares) at Dec. 31, 2020	[2]		2,442,676,580
Beginning balance, treasury shares (in shares) at Dec. 31, 2020							(517,490,263)
Beginning balance, shares outstanding (in shares) at Dec. 31, 2020			1,925,186,317
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases (in shares)			(13,015,737)				(13,015,737)
Issuances (in shares)			17,635,477				17,635,477
Ending balance, shares issued (in shares) at Dec. 31, 2021	[2]		2,442,676,580
Ending balance, treasury shares (in shares) at Dec. 31, 2021							(512,870,523)
Ending balance, shares outstanding (in shares) at Dec. 31, 2021			1,929,806,057
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock transactions		63	$ 63	[1]				63
Net Income (Loss)		35,608			35,465			35,465	143
Cash dividends		(11,086)			(10,968)			(10,968)	(118)
Stock dividends		(3)			(3)			(3)
Other comprehensive income		1,091				1,091		1,091
Purchases of treasury shares2		(11,255)					$ (11,255)	(11,255)
Issuances of treasury shares		5,838	1,315	[1]			4,523	5,838
Other changes, net		46			(16)			(16)	62
Ending balance at Dec. 31, 2022		$ 160,242	$ 20,252	[1]	190,024	(2,798)	$ (48,196)	159,282	960
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases (in shares)			(69,912,961)				(69,912,961)
Issuances (in shares)			55,323,247				55,323,247
Ending balance, shares issued (in shares) at Dec. 31, 2022		2,442,676,580	2,442,676,580	[2]
Ending balance, treasury shares (in shares) at Dec. 31, 2022		(527,460,237)					(527,460,237)
Ending balance, shares outstanding (in shares) at Dec. 31, 2022			1,915,216,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock transactions		$ 174	$ 174	[1]				174
Acquisitions		6,520	2,550	[1]			$ 3,970	6,520
Net Income (Loss)		21,411			21,369			21,369	42
Cash dividends		(11,390)			(11,336)			(11,336)	(54)
Stock dividends		(9)			(9)			(9)
Other comprehensive income		(162)				(162)		(162)
Purchases of treasury shares2	[3]	(15,085)					(15,085)	(15,085)
Issuances of treasury shares		263	17	[1]			246	263
Other changes, net		(35)	(36)	[1]	(23)			(59)	24
Ending balance at Dec. 31, 2023		$ 161,929	$ 22,957	[1]	$ 200,025	$ (2,960)	$ (59,065)	$ 160,957	$ 972
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases (in shares)			(92,849,905)				(92,849,905)
Issuances (in shares)			43,281,366				43,281,366
Ending balance, shares issued (in shares) at Dec. 31, 2023		2,442,676,580	2,442,676,580	[2]
Ending balance, treasury shares (in shares) at Dec. 31, 2023		(577,028,776)					(577,028,776)
Ending balance, shares outstanding (in shares) at Dec. 31, 2023			1,865,647,804

[1]	Beginning and ending balances for all periods include capital in excess of par, common stock issued at par for $1,832, and $(240) associated with Chevron’s Benefit Plan Trust. Changes reflect capital in excess of par.
[2]	Beginning and ending total issued share balances include 14,168,000 shares associated with Chevron’s Benefit Plan Trust.
[3]	Includes excise tax on share repurchases.